Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash at bank and on hand	$ 873	$ 392
Money market accounts and other securities	1,095	906
Cash and cash equivalents	$ 1,968	$ 1,298	$ 1,069